Revenues (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Revenues by Type and Geography
The following tables disaggregate revenues by type and geography and reconciles them to reportable segments (see note 4).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total
Year ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Recurring	2,367	2,249	1,143	1,079	682	703	566	573	-	-	4,758	4,604
Transactions	168	184	224	229	154	140	62	57	-	-	608	610
Global Print	-	-	-	-	-	-	-	-	620	693	620	693
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(2)	(1)
Total	2,535	2,433	1,367	1,308	836	843	628	630	620	693	5,984	5,906

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total
Year ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
U.S.	2,027	1,991	1,129	1,062	704	704	418	419	436	482	4,714	4,658
Canada (country of domicile)	51	41	10	11	27	26	4	3	81	91	173	172
Other	19	25	45	60	76	82	9	9	17	22	166	198
Americas (North America, Latin America, South America)	2,097	2,057	1,184	1,133	807	812	431	431	534	595	5,053	5,028
U.K.	249	213	109	105	15	17	35	29	41	45	449	409
Other	60	59	41	37	2	1	105	111	15	18	223	226
EMEA (Europe, Middle East and Africa)	309	272	150	142	17	18	140	140	56	63	672	635
Asia Pacific	129	104	33	33	12	13	57	59	30	35	261	244
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(2)	(1)
Total	2,535	2,433	1,367	1,308	836	843	628	630	620	693	5,984	5,906

Summary of of Deferred Income

	December 31,

	2020	2019	2018
Deferred revenue	866	833	815

Summary of Remaining Performance Obligations	The Company expects to recognize these revenues as follows:

	December 31,

	2020	2019
1 year	25%	24%
Between 1 and 2 years	13%	13%
Between 2 and 3 years	8%	7%
Later than 3 years	54%	56%